INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

Intangible assets consist of the following:

	June 30,	December 31,
	2025	2024

Trademarks	$15,908,588	$-

Less: accumulated amortization	(718,780)	-
Intangible assets, net	$15,189,808	$-

Amortization expense for the six months ended June 30, 2025 and 2024 was $ 709,959 and nil, respectively.